DBX ETF Trust | 1
Schedule of Investments
Xtrackers International Real Estate ETF
February 28, 2026 (Unaudited)
Number
of Shares Value $
COMMON STOCKS — 99.2%
Australia — 12.0%
Abacus Storage King REIT
154,111 164,741
Arena REIT
407,083 992,169
Aspen Group Ltd. REIT
231,403 1,029,035
BWP Property Group Ltd.
573,667 1,578,060
Cedar Woods Properties Ltd.
67,622 437,091
Centuria Capital Group
843,632 1,133,289
Centuria Industrial REIT
540,965 1,237,515
Centuria Office REIT
500,532 358,488
Charter Hall Group REIT
483,446 7,603,730
Charter Hall Long Wale REIT
657,477 1,761,752
Charter Hall Retail REIT
507,223 1,463,964
Charter Hall Social Infrastructure
REIT
331,274 679,918
Cromwell Property Group REIT
1,736,496 550,694
Dexus REIT
1,091,693 5,220,348
Dexus Industria REIT REIT
260,125 478,276
DigiCo Infrastructure REIT REIT
(a)
463,510 680,460
Gemlife Communities Group *
211,757 807,361
Goodman Group REIT
2,084,962 43,000,457
GPT Group REIT
1,945,477 7,015,409
Growthpoint Properties
Australia Ltd. REIT
263,821 421,147
Healthco REIT * (a)
431,626 221,471
HMC Capital Ltd. (a)
311,282 616,702
HomeCo Daily Needs REIT
1,852,479 1,722,821
Ingenia Communities Group
REIT
390,346 1,268,502
Lifestyle Communities Ltd. * (a)
107,971 381,650
Mirvac Group REIT
4,008,701 5,856,443
National Storage REIT
1,423,373 2,819,940
REA Group Ltd. (a)
52,290 6,200,437
Region Group REIT
1,167,881 1,922,591
Rural Funds Trust REIT (a)
393,928 600,768
Scentre Group REIT
5,336,079 14,526,534
Stockland REIT
2,476,261 9,017,657
Vicinity Ltd. REIT
3,972,211 6,935,452
Waypoint REIT Ltd. REIT
694,382 1,261,871
(Cost $108,852,756)
129,966,743
Austria — 0.1%
CA Immobilien Anlagen AG
29,340 914,543
CPI Europe AG * (a)
36,338 689,472
(Cost $1,533,902)
1,604,015
Belgium — 1.9%
Aedifica SA REIT
48,183 4,474,376
Cofinimmo SA REIT
39,371 4,309,195
Montea NV REIT
22,042 2,040,361
Retail Estates NV REIT
12,520 1,018,506
VGP NV
13,528 1,756,977
Warehouses De Pauw CVA REIT
192,600 5,921,574
Number
of Shares Value $
Xior Student Housing NV REIT
38,923 1,378,693
(Cost $18,650,654)
20,899,682
Brazil — 0.6%
Allos SA
374,914 2,389,840
Cyrela Brazil Realty SA
Empreendimentos e
Participacoes
286,948 1,718,325
Ez Tec Empreendimentos e
Participacoes SA
129,356 398,535
Multiplan Empreendimentos
Imobiliarios SA
361,297 2,479,873
(Cost $4,530,397)
6,986,573
Canada — 5.4%
Allied Properties Real Estate
Investment Trust REIT (a)
128,641 897,002
Altus Group Ltd.
43,837 1,501,357
Boardwalk Real Estate
Investment Trust REIT (a)
41,046 1,968,258
Canadian Apartment Properties
REIT (a)
160,077 4,429,597
Chartwell Retirement
Residences (a)
309,260 5,038,499
Choice Properties Real Estate
Investment Trust REIT (a)
253,034 2,942,493
Colliers International Group, Inc.
44,459 5,274,056
Crombie Real Estate Investment
Trust REIT
115,292 1,382,980
CT Real Estate Investment Trust
REIT (a)
81,010 1,021,646
Dream Industrial Real Estate
Investment Trust REIT (a)
288,729 2,811,395
First Capital Real Estate
Investment Trust REIT (a)
199,899 3,135,125
FirstService Corp.
43,865 6,913,035
Granite Real Estate Investment
Trust REIT (a)
61,361 4,137,824
H&R Real Estate Investment
Trust REIT (a)
273,671 2,092,890
InterRent Real Estate Investment
Trust REIT (a)
147,476 1,447,889
Killam Apartment Real Estate
Investment Trust REIT (a)
122,637 1,519,643
Minto Apartment Real Estate
Investment Trust REIT, 144A
(a)
38,992 501,749
Nexus Industrial REIT (a)
42,388 247,083
Northwest Healthcare Properties
Real Estate Investment Trust
REIT (a)
228,450 978,222
Primaris Real Estate Investment
Trust REIT (a)
119,052 1,593,936
RFA Financial, Inc. * (a)
20,876 360,013
RioCan Real Estate Investment
Trust REIT (a)
301,716 4,364,745
Slate Grocery, Class U REIT (a)
62,437 727,444

2 | DBX ETF Trust
Schedule of Investments
Xtrackers International Real Estate ETF
(Continued)
February 28, 2026 (Unaudited)
Number
of Shares Value $
SmartCentres Real Estate
Investment Trust REIT (a)
131,381 2,675,111
(Cost $57,059,068)
57,961,992
Chile — 0.8%
Cencosud Shopping SA
482,346 1,396,096
Parque Arauco SA
747,508 3,544,536
Plaza SA
839,149 3,916,586
(Cost $3,742,180)
8,857,218
China — 0.6%
A-Living Smart City Services Co.
Ltd., Class H, 144A
795,946 222,844
China Resources Mixc Lifestyle
Services Ltd., 144A
639,695 3,892,726
China Vanke Co. Ltd., Class H *
2,248,137 1,080,649
Guangzhou R&F Properties Co.
Ltd., Class H * (a)
1,935,844 136,115
Onewo, Inc., Class H
317,632 773,558
Poly Property Services Co. Ltd.,
Class H
155,393 636,499
(Cost $10,648,330)
6,742,391
Egypt — 0.1%
Palm Hills Developments SAE *
957,417 180,701
Talaat Moustafa Group
738,150 1,340,832
(Cost $541,848)
1,521,533
Finland — 0.2%
Citycon OYJ *
78,308 350,787
Kojamo OYJ * (a)
184,213 2,143,467
(Cost $3,032,805)
2,494,254
France — 3.5%
Altarea SCA REIT
6,092 924,998
ARGAN SA REIT
12,458 1,045,822
Carmila SA REIT *
66,120 1,445,818
Covivio SA REIT
55,196 4,050,314
Gecina SA REIT
48,127 4,457,811
ICADE REIT (a)
33,307 842,355
Klepierre SA REIT (a)
227,147 9,553,023
Mercialys SA REIT
98,779 1,429,865
Unibail-Rodamco-Westfield
REIT *
109,600 13,736,322
(Cost $27,988,368)
37,486,328
Germany — 3.4%
Deutsche Wohnen SE
55,042 1,543,468
LEG Immobilien SE
76,651 6,407,535
TAG Immobilien AG
191,673 3,743,143
Vonovia SE
742,032 25,135,823
(Cost $37,155,536)
36,829,969
Greece — 0.1%
LAMDA Development SA *
(Cost $796,383)
105,223 868,416
Number
of Shares Value $
Hong Kong — 10.7%
C&D International Investment
Group Ltd.
1,001,749 1,936,353
China Jinmao Holdings Group
Ltd.
8,371,799 1,701,727
China Overseas Land &
Investment Ltd.
3,779,171 6,933,018
China Overseas Property
Holdings Ltd.
1,254,332 683,118
China Resources Land Ltd.
2,951,763 11,992,486
CK Asset Holdings Ltd.
2,082,874 13,255,367
Fortune Real Estate Investment
Trust REIT
1,576,548 1,096,428
Hang Lung Group Ltd.
838,912 1,801,771
Hang Lung Properties Ltd.
1,778,500 2,335,061
Henderson Land Development
Co. Ltd.
1,351,227 6,122,036
Hongkong Land Holdings Ltd.
1,007,449 8,734,583
Hysan Development Co. Ltd.
597,508 1,666,757
Kerry Properties Ltd.
583,623 1,881,704
Link REIT
2,646,614 13,114,394
New World Development Co.
Ltd. * (a)
1,392,197 1,932,878
Poly Property Group Co. Ltd.
2,093,967 564,841
Shanghai Industrial Holdings
Ltd.
418,054 820,914
Shenzhen Investment Ltd. *
2,173,113 233,365
Sun Hung Kai Properties Ltd.
1,356,413 25,317,374
Swire Properties Ltd.
976,405 3,370,293
Wharf Holdings Ltd.
976,150 3,232,140
Wharf Real Estate Investment
Co. Ltd.
1,571,751 5,807,048
Yuexiu Property Co. Ltd.
1,508,477 887,095
(Cost $106,633,198)
115,420,751
India — 0.7%
Anant Raj Ltd.
172,739 1,005,945
DLF Ltd.
964,819 6,403,935
(Cost $5,807,319)
7,409,880
Indonesia — 0.2%
Bangun Kosambi Sukses PT
535,069 180,325
PT Bumi Serpong Damai Tbk *
7,204,715 356,690
PT Ciputra Development Tbk
8,684,324 398,863
PT Kawasan Industri Jababeka
Tbk
17,462,528 214,571
PT Pakuwon Jati Tbk
15,789,062 344,694
PT Summarecon Agung Tbk
10,273,691 230,415
Sentul City Tbk PT *
40,378,984 325,151
(Cost $2,593,095)
2,050,709
Ireland — 0.1%
Irish Residential Properties REIT
PLC REIT
(Cost $546,720)
546,134 692,538

DBX ETF Trust | 3
Schedule of Investments
Xtrackers International Real Estate ETF
(Continued)
February 28, 2026 (Unaudited)
Number
of Shares Value $
Israel — 2.6%
Africa Israel Residences Ltd.
6,779 596,961
Airport City Ltd. *
58,687 1,029,482
Alony Hetz Properties &
Investments Ltd.
162,557 1,907,952
Amot Investments Ltd.
253,973 1,684,054
Aura Investments Ltd.
158,054 1,043,998
Azrieli Group Ltd.
37,414 5,371,024
Big Shopping Centers Ltd.
16,492 3,971,314
Blue Square Real Estate Ltd.
5,353 719,459
Electra Real Estate Ltd. *
33,017 586,974
Gav-Yam Lands Corp. Ltd.
66,425 777,096
Israel Canada T.R Ltd.
183,871 1,150,018
Isras Investment Co. Ltd.
1,357 363,255
Melisron Ltd.
23,619 3,196,307
Menivim- The New REIT Ltd.
REIT
759,439 501,392
Mivne Real Estate KD Ltd.
580,943 2,406,892
Prashkovsky Investments and
Construction Ltd. *
7,612 419,038
Reit 1 Ltd. REIT
201,048 1,500,478
Sella Capital Real Estate Ltd.
REIT
255,641 746,046
(Cost $17,731,493)
27,971,740
Japan — 24.9%
Activia Properties, Inc. REIT
2,121 2,029,639
Advance Residence Investment
Corp. REIT
2,946 3,245,553
AEON REIT Investment Corp.
REIT
1,739 1,522,634
Arealink Co. Ltd.
47,069 386,802
Comforia Residential REIT, Inc.
REIT
2,133 1,534,257
CRE Logistics REIT, Inc. REIT
677 712,449
Daito Trust Construction Co. Ltd.
332,552 7,668,133
Daiwa House REIT Investment
Corp. REIT (a)
4,429 3,772,983
Daiwa Office Investment Corp.
REIT
569 1,330,248
Daiwa Securities Living
Investments Corp. REIT
2,003 1,486,935
Dear Life Co. Ltd.
35,940 259,896
ES-Con Japan Ltd. (a)
46,792 343,766
Frontier Real Estate Investment
Corp. REIT
2,642 1,514,549
Fukuoka REIT Corp. REIT (a)
776 924,490
Global One Real Estate
Investment Corp. REIT
971 872,578
GLP J REIT (a)
4,870 4,367,014
Goldcrest Co. Ltd.
13,200 282,389
Good Com Asset Co. Ltd. (a)
14,836 147,956
Hankyu Hanshin REIT, Inc. REIT
646 656,655
Health Care & Medical
Investment Corp. REIT
422 349,493
Number
of Shares Value $
Heiwa Real Estate Co. Ltd.
50,500 820,291
Heiwa Real Estate REIT, Inc. REIT
1,093 1,095,625
Hoosiers Holdings Co. Ltd.
33,668 286,596
Hoshino Resorts REIT, Inc. REIT
606 1,052,276
Hulic Co. Ltd.
745,713 9,882,339
Hulic Reit, Inc. REIT (a)
1,261 1,389,220
Ichigo Hotel REIT Investment
Corp. REIT (a)
323 253,021
Ichigo Office REIT Investment
Corp. REIT
954 604,327
Ichigo, Inc. (a)
212,800 603,814
Industrial & Infrastructure Fund
Investment Corp. REIT (a)
2,569 2,501,124
Invincible Investment Corp. REIT
7,749 3,290,688
JALCO Holdings, Inc. (a)
75,300 205,945
Japan Excellent, Inc. REIT
1,144 1,118,171
Japan Hotel REIT Investment
Corp. REIT
5,163 2,804,307
Japan Logistics Fund, Inc. REIT
2,769 1,840,975
Japan Metropolitan Fund Invest
REIT (a)
6,942 5,411,314
Japan Prime Realty Investment
Corp. REIT
4,002 2,732,510
Japan Real Estate Investment
Corp. REIT
7,232 6,026,474
JINUSHI Co. Ltd.
18,200 398,098
Kasumigaseki Capital Co. Ltd.
(a)
19,505 975,718
KDX Realty Investment Corp.
REIT
4,160 4,529,704
Ki-Star Real Estate Co. Ltd.
9,562 493,641
LaSalle Logiport REIT (a)
1,808 1,783,392
Leopalace21 Corp.
221,804 1,056,988
Loadstar Capital KK
12,590 305,224
Mirai Corp. REIT
1,912 619,678
Mirarth Holdings, Inc. (a)
129,529 350,942
MIRARTH Real Estate
Investment Corp. REIT (a)
971 555,390
Mitsubishi Estate Co. Ltd.
1,241,976 41,986,545
Mitsubishi Estate Logistics REIT
Investment Corp. REIT (a)
1,533 1,276,477
Mitsui Fudosan Co. Ltd.
2,838,544 38,298,754
Mitsui Fudosan Logistics Park,
Inc. REIT
3,269 2,464,444
Mori Hills REIT Investment Corp.
REIT
1,539 1,449,050
Mori Trust Sogo Reit, Inc. REIT
(a)
2,659 1,323,326
Mugen Estate Co. Ltd.
13,900 229,879
Nippon Accommodations Fund,
Inc. REIT (a)
2,547 2,249,680
Nippon Building Fund, Inc. REIT
8,878 8,262,440
Nippon Kanzai Holdings Co. Ltd.
21,263 396,864
Nippon Prologis REIT, Inc. REIT
7,210 4,230,175

4 | DBX ETF Trust
Schedule of Investments
Xtrackers International Real Estate ETF
(Continued)
February 28, 2026 (Unaudited)
Number
of Shares Value $
NIPPON REIT Investment Corp.
REIT
1,840 1,099,580
Nomura Real Estate Holdings,
Inc.
545,904 4,064,778
Nomura Real Estate Master
Fund, Inc. REIT (a)
4,426 4,731,461
NTT UD REIT Investment Corp.
REIT
1,404 1,303,056
One REIT, Inc. REIT (a)
692 398,911
Open House Group Co. Ltd.
80,032 5,930,954
Orix JREIT, Inc. REIT (a)
5,606 3,737,932
Relo Group, Inc.
108,108 1,333,649
Samty Residential Investment
Corp. REIT
369 272,038
Sankei Real Estate, Inc. REIT (a)
470 380,516
Sekisui House Reit, Inc. REIT
4,337 2,614,006
SOSiLA Logistics REIT, Inc. REIT
773 641,175
SRE Holdings Corp.
12,033 225,053
Star Asia Investment Corp. REIT
2,764 1,076,389
Star Mica Holdings Co. Ltd.
21,295 227,374
Starts Corp., Inc.
40,136 1,372,786
Starts Proceed Investment Corp.
REIT
220 297,467
Sumitomo Realty &
Development Co. Ltd.
954,312 32,322,830
Sun Frontier Fudousan Co. Ltd.
25,900 470,306
Tokyo Tatemono Co. Ltd.
213,139 5,971,305
Tokyu Fudosan Holdings Corp.
618,996 6,226,634
Tokyu REIT, Inc. REIT
823 1,109,633
Tosei Corp.
61,000 644,676
Tosei Reit Investment Corp. REIT
302 288,024
United Urban Investment Corp.
REIT
3,243 3,851,095
(Cost $206,489,168)
269,155,473
Luxembourg — 0.4%
Aroundtown SA *
718,882 2,593,886
Grand City Properties SA *
70,977 928,533
Shurgard Self Storage Ltd. REIT
32,133 1,058,511
(Cost $5,240,405)
4,580,930
Malaysia — 1.3%
Axis Real Estate Investment
Trust REIT
1,425,122 743,510
Eco World Development Group
Bhd
1,361,083 787,057
IGB Real Estate Investment Trust
REIT
1,804,750 1,335,821
IOI Properties Group Bhd
1,614,095 1,431,156
KLCCP Stapled Group (b)
200,231 472,918
KSL Holdings Bhd
427,403 339,418
Mah Sing Group Bhd
1,533,725 461,182
Matrix Concepts Holdings Bhd
1,303,442 472,334
Pavilion Real Estate Investment
Trust REIT
1,236,750 619,805
Sime Darby Property Bhd
2,432,123 906,342
Number
of Shares Value $
SP Setia Bhd Group
2,074,797 487,905
Sunway Bhd
2,350,900 3,540,549
Sunway Real Estate Investment
Trust REIT
1,354,728 866,942
Tanco Holdings Bhd *
3,116,953 1,273,697
UEM Sunrise Bhd
1,477,030 218,271
(Cost $7,884,551)
13,956,907
Mexico — 1.7%
Corp. Inmobiliaria Vesta SAB de
CV (a)
896,390 3,304,546
FIBRA Macquarie Mexico REIT,
144A (a)
807,011 2,019,638
Fibra MTY SAPI de CV REIT (a)
2,550,447 2,192,323
Fibra Uno Administracion SA de
CV REIT
2,794,601 4,859,611
Prologis Property Mexico SA de
CV REIT (a)
1,116,199 5,486,929
(Cost $11,203,509)
17,863,047
Netherlands — 0.8%
CTP NV, 144A
132,544 2,813,777
Eurocommercial Properties NV
REIT
45,980 1,544,511
NEPI Rockcastle NV *
505,505 4,701,427
(Cost $6,621,577)
9,059,715
New Zealand — 0.3%
Goodman Property Trust REIT
1,080,223 1,257,485
Kiwi Property Group Ltd.
1,715,569 1,034,574
Precinct Properties Group (b)
1,845,195 1,212,394
(Cost $4,157,318)
3,504,453
Norway — 0.1%
Entra ASA, 144A
(Cost $808,517)
67,516 824,664
Philippines — 1.3%
AREIT, Inc. REIT
1,690,093 1,232,436
Ayala Corp.
339,435 3,531,796
Ayala Land, Inc.
6,996,111 2,535,658
RL Commercial REIT, Inc. REIT
7,901,764 1,035,937
SM Prime Holdings, Inc.
14,713,744 5,485,919
(Cost $18,551,413)
13,821,746
Russia — 0.0%
LSR Group PJSC * (c)
30,984 0
PIK-Spetsializirovannyy
Zastroyshchik PAO * (c)
192,287 0
(Cost $2,472,023)
0
Singapore — 6.3%
AIMS APAC REIT
738,827 882,025
CapitaLand Ascendas REIT
3,851,006 8,190,067
CapitaLand Ascott Trust (b)
2,800,936 2,148,008
CapitaLand China Trust REIT
1,234,747 668,697
Capitaland India Trust
1,053,117 1,007,449

DBX ETF Trust | 5
Schedule of Investments
Xtrackers International Real Estate ETF
(Continued)
February 28, 2026 (Unaudited)
Number
of Shares Value $
CapitaLand Integrated
Commercial Trust REIT
6,109,025 11,833,112
CapitaLand Investment Ltd.
2,538,150 6,140,443
CDL Hospitality Trusts (a)(b)
815,565 554,521
Centurion Accommodation REIT
REIT *
995,943 905,510
Centurion Corp. Ltd.
236,376 291,534
City Developments Ltd.
487,394 3,784,013
Digital Core REIT Management
Pte Ltd. REIT
905,700 466,435
ESR-REIT REIT
766,946 1,509,820
Frasers Centrepoint Trust REIT
1,273,678 2,305,983
Frasers Logistics & Commercial
Trust REIT
2,962,236 2,318,547
Keppel REIT
3,213,808 2,464,635
Keppel DC REIT
2,014,580 3,679,235
Lendlease Global Commercial
REIT
2,271,226 1,032,498
Mapletree Industrial Trust REIT
2,095,833 3,380,242
Mapletree Logistics Trust REIT
3,414,714 3,482,611
Mapletree Pan Asia Commercial
Trust REIT
2,315,923 2,600,000
NTT DC REIT REIT *
703,859 700,340
Parkway Life Real Estate
Investment Trust REIT
462,612 1,470,293
Propnex Ltd.
195,496 315,304
Suntec Real Estate Investment
Trust REIT
1,827,100 2,051,217
UOL Group Ltd.
472,478 4,213,584
Yanlord Land Group Ltd. * (a)
594,800 364,446
(Cost $63,421,313)
68,760,569
South Africa — 1.2%
Equites Property Fund Ltd. REIT
667,366 804,151
Fortress Real Estate Investments
Ltd., Class B
923,869 1,519,516
Growthpoint Properties Ltd.
REIT
2,742,530 3,240,898
Hyprop Investments Ltd. REIT
331,578 1,341,519
Redefine Properties Ltd. REIT
5,938,669 2,585,517
Resilient REIT Ltd. REIT
260,623 1,458,539
Vukile Property Fund Ltd. REIT
1,122,432 1,791,801
(Cost $7,459,961)
12,741,941
South Korea — 0.2%
ESR Kendall Square REIT Co.
Ltd. REIT
172,118 517,491
Seobu T&D *
37,848 411,763
SK Eternix Co. Ltd. *
18,317 366,722
SK REITs Co. Ltd. REIT
191,528 786,882
(Cost $1,833,822)
2,082,858
Spain — 0.9%
Colonial SFL Socimi SA REIT (a)
252,807 1,701,390
Merlin Properties Socimi SA
REIT
389,467 6,902,259
Number
of Shares Value $
Neinor Homes SA, 144A *
54,199 1,219,703
(Cost $6,766,357)
9,823,352
Sweden — 3.8%
Atrium Ljungberg AB, Class B
253,454 990,208
Castellum AB
371,744 4,950,352
Catena AB
43,508 2,401,412
Cibus Nordic Real Estate AB (a)
86,152 1,460,915
Corem Property Group AB, Class
B (a)
738,811 312,963
Dios Fastigheter AB
104,447 813,225
Fabege AB
209,107 1,949,094
Fastighets AB Balder, Class B *
715,333 5,384,858
Heba Fastighets AB, Class B
99,771 339,478
Hemnet Group AB
89,225 1,158,009
Hufvudstaden AB, Class A
72,787 1,052,768
Intea Fastigheter AB *
197,957 1,689,390
Logistea AB, Class B
336,723 547,857
NP3 Fastigheter AB
35,789 1,068,997
Nyfosa AB
167,855 1,377,614
Pandox AB
101,210 2,265,912
Platzer Fastigheter Holding AB,
Class B
81,285 717,120
Sagax AB, Class B
227,895 4,824,324
Sagax AB, Class D
126,548 491,600
Samhallsbyggnadsbolaget i
Norden AB * (a)
1,220,265 534,219
Sveafastigheter AB *
59,910 247,406
Swedish Logistic Property AB,
Class B *
199,471 919,690
Wallenstam AB, Class B (a)
507,483 2,568,181
Wihlborgs Fastigheter AB
277,115 2,939,275
(Cost $38,872,699)
41,004,867
Switzerland — 3.4%
Allreal Holding AG
15,806 4,850,421
International Workplace Group
PLC
772,181 2,310,943
Mobimo Holding AG
7,638 3,977,659
PSP Swiss Property AG
46,949 10,115,661
Swiss Prime Site AG
81,724 15,589,248
(Cost $21,905,370)
36,843,932
Taiwan — 0.9%
Advancetek Enterprise Co. Ltd.
254,068 234,035
Cathay Real Estate Development
Co. Ltd.
632,688 459,145
Chong Hong Construction Co.
Ltd.
235,938 570,738
Da-Li Development Co. Ltd.
402,720 610,964
Delpha Construction Co. Ltd.
503,746 430,938
Farglory Land Development Co.
Ltd.
270,840 588,349
Highwealth Construction Corp.
1,912,155 2,318,896
Huaku Development Co. Ltd.
285,485 987,869

6 | DBX ETF Trust
Schedule of Investments
Xtrackers International Real Estate ETF
(Continued)
February 28, 2026 (Unaudited)
Number
of Shares Value $
Huang Hsiang Construction
Corp.
165,169 199,509
Hung Sheng Construction Ltd.
423,485 270,691
JSL Construction &
Development Co Ltd.
300,280 447,375
Kindom Development Co. Ltd.
446,296 448,284
Ruentex Development Co. Ltd.
1,934,489 1,828,439
Sakura Development Co. Ltd.
434,840 682,681
Taiwan Land Development Corp.
* (c)
243,531 0
(Cost $10,511,233)
10,077,913
Thailand — 1.4%
Amata Corp. PCL
756,600 474,624
Amata Corp. PCL, NVDR
102,484 64,289
AP Thailand PCL, NVDR
2,476,337 732,903
Asset World Corp. PCL, NVDR
8,281,400 666,029
Central Pattana PCL, NVDR
3,367,580 7,583,420
Land & Houses PCL, NVDR
7,830,800 1,098,353
MBK PCL
1,035,800 683,092
Quality Houses PCL, NVDR
7,679,200 377,969
Sansiri PCL
805,400 40,419
Sansiri PCL, NVDR
17,813,910 893,991
Supalai PCL, NVDR
1,201,065 687,758
WHA Corp. PCL, NVDR
10,414,896 1,460,799
(Cost $13,304,762)
14,763,646
Turkey — 0.8%
AKIS Gayrimenkul Yatirimi AS
REIT
1,332,760 249,255
Avrupakent Gayrimenkul Yatirim
Ortakligi AS REIT
110,416 131,136
Emlak Konut Gayrimenkul
Yatirim Ortakligi AS REIT
2,004,247 1,080,736
Is Gayrimenkul Yatirim Ortakligi
AS REIT *
385,066 190,990
Kiler Holding AS *
347,528 2,451,158
Kuyumcukent Gayrimenkul
Yatirimlari AS REIT *
378,664 634,091
LYDIA HOLDING AS *
81,075 368,924
Peker Gayrimenkul Yatirim
Ortakligi AS REIT *
4,750,093 1,394,157
Reysas Gayrimenkul Yatirim
Ortakligi AS REIT *
556,409 409,659
Sinpas Gayrimenkul Yatirim
Ortakligi AS REIT *
2,165,601 222,709
Tera Yatirim Teknoloji Holding
AS REIT *
2,037,917 654,698
Torunlar Gayrimenkul Yatirim
Ortakligi AS REIT
161,736 313,153
Ziraat Gayrimenkul Yatirim
Ortakligi AS REIT
928,964 481,896
(Cost $5,047,169)
8,582,562
United Kingdom — 6.5%
Big Yellow Group PLC REIT
199,737 2,792,781
British Land Co. PLC REIT
1,026,253 5,629,367
Number
of Shares Value $
Derwent London PLC REIT
107,196 2,614,333
Grainger PLC REIT
695,476 1,795,264
Great Portland Estates PLC REIT
382,186 1,782,991
Hammerson PLC REIT
538,681 2,666,616
Land Securities Group PLC REIT
768,572 6,680,332
LondonMetric Property PLC REIT
2,236,199 6,463,889
Picton Property Income Ltd.
REIT
527,809 617,364
Primary Health Properties PLC
REIT
2,666,741 3,882,883
Rightmove PLC
788,724 4,744,233
Safestore Holdings PLC REIT
222,086 2,367,769
Savills PLC
138,494 1,888,052
Segro PLC REIT
1,268,354 14,344,478
Shaftesbury Capital PLC REIT
1,518,150 3,153,466
Tritax Big Box REIT PLC REIT
2,261,398 5,238,504
UNITE Group PLC REIT, Series 6
438,637 2,972,219
Workspace Group PLC REIT
137,622 795,612
(Cost $70,300,593)
70,430,153
TOTAL COMMON STOCKS
(Cost $910,695,812)
1,073,643,460
PREFERRED STOCKS — 0.0%
Brazil — 0.0%
Cyrela Brazil Realty SA
Empreendimentos e
Participacoes *
1 4
Klabin SA
3 2
(Cost $3)
6
RIGHTS — 0.0%
Taiwan — 0.0%
Chong Hong Construction Co.
Ltd., expires 3/17/26
(Cost $0)
15,236 7,566
WARRANTS — 0.0%
Malaysia — 0.0%
Eco World Development Group
Bhd*
,
expires 4/12/29
(Cost $0)
106,640 29,051
EXCHANGE-TRADED FUNDS
— 0.2%
Vanguard Global ex-U.S. Real
Estate ETF
(Cost $1,985,391)
44,000 2,231,240
SECURITIES LENDING
COLLATERAL — 7.8%
DWS Government & Agency
Securities Portfolio
"DWS Government Cash
Institutional Shares", 3.57%
(d)(e)
(Cost $84,842,868)
84,842,868 84,842,868

DBX ETF Trust | 7
Schedule of Investments
Xtrackers International Real Estate ETF
(Continued)
February 28, 2026 (Unaudited)
Hidden Row
Securities are listed in country of domicile.
Number
of Shares Value $
CASH EQUIVALENTS — 0.0%
DWS Government Money Market
Series "Institutional Shares",
3.62% (d)
(Cost $458,273)
458,273 458,273
TOTAL INVESTMENTS — 107.2%
(Cost $997,982,347)
1,161,212,464
Other assets and liabilities,
net — (7.2%)
(78,259,313)
NET ASSETS — 100.0%
1,082,953,151
For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.
A summary of the Fund’s transactions with affiliated investments during the period ended February 28, 2026 is as follows:
Value ($) at
5/31/2025
Purchases Cost
($)
Sales Proceeds
($)
Net Realized
Gain/(Loss)
($)
Net Change
in Unrealized
Appreciation
(Depreciation)
($) Income ($)
Capital Gain
Distributions
($)
Number of
Shares at
2/28/2026
Value ($) at
2/28/2026
SECURITIES LENDING COLLATERAL — 7.8%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 3.57% (d)(e)
89,001,092 — (4,158,224) (f) — — 435,867 — 84,842,868 84,842,868
CASH EQUIVALENTS — 0.0%
DWS Government Money Market Series "Institutional Shares", 3.62% (d)
834,418 56,039,245 (56,415,390) — — 84,764 — 458,273 458,273
89,835,510 56,039,245 (60,573,614) — — 520,631 — 85,301,141 85,301,141
*
Non-income producing security.
(a) All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at February 28, 2026 amounted to $82,281,217, which is 7.6% of net assets.
(b)
Stapled Security - A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
(c)
Investment was valued using significant unobservable inputs.
(d)
Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(e) Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates. In addition, the Fund held non-cash U.S. Treasury securities collateral having a value of $2,961,196.
(f) Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended February 28,
2026.
CVA: Certificaten Van Aandelen (Dutch Certificate)
NVDR: Non Voting Depositary Receipt
PJSC: Public Joint Stock Company
REIT: Real Estate Investment Trust
SAE: Societe Anonyme Egyptienne
144A: Security exempt from registration under Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

8 | DBX ETF Trust
Schedule of Investments
Xtrackers International Real Estate ETF
(Continued)
February 28, 2026 (Unaudited)
At February 28, 2026 the Xtrackers International Real Estate ETF had the following sector diversification:
At February 28, 2026, open futures contracts purchased were as follows:
Currency Abbreviations
Sector Diversification
Market
Value $
As a % of Total
Investments
excluding
Exchange-Traded
Funds, Securities
Lending Collateral
and Cash
Equivalents
Real Estate Operations/Development
391,206,155 36 .4
Diversified
153,276,787 14 .3
Real Estate Management/Services
131,701,973 12 .3
Warehouse/Industry
115,222,729 10 .7
Shopping Centers
96,316,388 9 .0
Office Property
53,093,491 4 .9
Apartments
30,493,431 2 .8
Regional Malls
18,913,918 1 .8
Health Care
15,685,932 1 .5
Building-Residential/Commercial
10,155,014 1 .0
Other
57,614,265 5 .3
Total
1,073,680,083 100 .0
Contract Description Currency
Number of
Contracts
Notional
Amount ( $ )
Contract Value
( $ )
Expiration
Date
Unrealized
Appreciation ( $ )
CAC 40 Index
EUR 8 787,989 811,708 3/20/2026 23,719
EURO STOXX 600 Real Estate Index
EUR 130 1,024,684 1,076,740 3/20/2026 52,056
E-Mini S&P Mid 400 Index
USD 3 1,058,570 1,073,370 3/20/2026 14,800
EURO STOXX 50 Index
EUR 12 823,356 871,782 3/20/2026 48,426
S&P/TSX 60 Index MINI
CAD 14 985,322 1,011,878 3/19/2026 26,556
SPI 200 Index
AUD 8 1,239,361 1,307,001 3/19/2026 67,640
TOPIX Index
JPY 3 647,846 759,872 3/12/2026 112,026
Total unrealized appreciation
345,223
AUD Australian Dollar
CAD Canadian Dollar
EUR Euro
JPY Japanese Yen
USD U.S. Dollar

DBX ETF Trust | 9
Schedule of Investments
Xtrackers International Real Estate ETF
(Continued)
February 28, 2026 (Unaudited)
Fair Value Measurements
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of February 28, 2026 in valuing the Fund’s investments.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or
DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.
HAUZ-PH3
Assets Level 1 Level 2 Level 3 Total
Common Stocks (a)
$ 1,073,643,460 $ — $ 0 $ 1,073,643,460
Preferred Stocks
6 — — 6
Rights
— 7,566 — 7,566
Warrants
29,051 — — 29,051
Exchange-Traded Funds
2,231,240 — — 2,231,240
Short-Term Investments (a)
85,301,141 — — 85,301,141
Derivatives (b)
Futures Contracts
345,223 — — 345,223
TOTAL
$ 1,161,550,121 $ 7,566 $ 0 $ 1,161,557,687
(a)
See Schedule of Investments for additional detailed categorizations.
(b)
Derivatives include unrealized appreciation (depreciation) on open futures contracts.